BLACKROCK ALLOCATION TARGET SHARES

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BATS: Series V Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 27, 2023 (the “Supplement”) to the Funds’

Statement of Additional Information dated July 29, 2022, as supplemented to date

The following changes are made to the Funds’ Statement of Additional Information:

The section of the Statement of Additional Information entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Managers

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the BATS: Series A Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ibrahim Incoglu	7 $2.66 Billion	54 $12.53 Billion	9 $1.34 Billion	0 $0	2 $505.13 Million	0 $0
Samir Lakhani	5 $1.88 Billion	11 $4.58 Billion	6 $3.34 Billion	0 $0	1 $369.88 Million	0 $0

The following table sets forth information about funds and accounts other than the BATS: Series C Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephan Bassas[1]	6 $1.96 Billion	25 $9.88 Billion	68 $36.66 Billion	0 $0	0 $0	9 $3.53 Billion
Daniel Chen, CFA[2]	3 $1.00 Billion	5 $617.0 Million	1 $158.1 Million	0 $0	0 $0	0 $0
Michael Heilbronn	2 $1.53 Billion	0 $0	27 $764.12 Million	0 $0	0 $0	0 $0

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the BATS: Series C Portfolio.

[2]	Information as of January 31, 2023.

The following table sets forth information about funds and accounts other than the BATS: Series E Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Walter O’Connor, CFA	19 $29.95 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Kevin Maloney, CFA[1]	8 $4.86 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Phillip Soccio, CFA[1]	12 $5.66 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Ryan McDonald, CFA[2]	5 $10.91 Billion	0 $0	0 $0	0 $0	0 $0	0 $0

[1]	Information as of July 31, 2022.

[2]	Information as of February 28, 2023.

The following table sets forth information about funds and accounts other than the BATS: Series M Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Akiva Dickstein	22 $26.79 Billion	26 $9.27 Billion	265 $103.04 Billion	0 $0	0 $0	5 $1.55 Billion
Michael Heilbronn	2 $883.01 Million	0 $0	27 $764.12 Million	0 $0	0 $0	0 $0
Matthew Kraeger	6 $1.76 Billion	11 $3.05 Billion	18 $20.64 Billion	0 $0	0 $0	4 $5.51 Billion

The following table sets forth information about funds and accounts other than the BATS: Series P Portfolio for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott MacLellan, CFA	12 $15.20 Billion	15 $3.99 Billion	135 $61.75 Billion	0 $0	0 $0	2 $779.64 Million

The following table sets forth information about funds and accounts other than the BATS: Series S Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Heilbronn	2 $1.60 Billion	0 $0	27 $764.12 Million	0 $0	0 $0	0 $0
Scott MacLellan, CFA	12 $14.84 Billion	15 $3.99 Billion	135 $61.75 Billion	0 $0	0 $0	2 $779.64 Million

The following table sets forth information about funds and accounts other than the BATS: Series V Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kristi Manidis	9 $8.18 Billion	0 $0	3 $1.23 Billion	0 $0	0 $0	0 $0
Kevin Schiatta, CFA	6 $5.29 Billion	0 $0	0 $0	0 $0	0 $0	0 $0

Portfolio Manager Compensation Overview

The discussion below describes the compensation of Messrs. Incoglu, Lakhani, Bassas, Heilbronn, O’Connor, Dickstein, Kraeger, MacLellan and Sciatta and Ms. Manidis as of March 31, 2022, the compensation of Messrs. Maloney and Soccio as of July 31, 2022, the compensation of Mr. Chen as of December 31, 2022 and the compensation of Mr. McDonald as of February 28, 2023.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds(s) Managed	Benchmarks
Akiva Dickstein	BATS: Series M Portfolio	A combination of market-based indices (e.g. Bloomberg U.S. Aggregate Index, Bloomberg U.S. Universal Index and Bloomberg Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
Matthew Kraeger	BATS: Series M Portfolio	A combination of market-based indices (e.g., FTSE Mortgage Index, Bloomberg GNMA MBS Index), certain customized indices and certain fund industry peer groups.
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Stephan Bassas[1]	BATS: Series C Portfolio	Bloomberg U.S. Credit Index.
Daniel Chen, CFA	BATS: Series C Portfolio	Bloomberg U.S. Credit Index.
Scott MacLellan, CFA	BATS: Series P Portfolio BATS: Series S Portfolio	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Walter O’Connor, CFA Kevin Maloney, CFA Phillip Soccio, CFA Ryan McDonald, CFA	BATS: Series E Portfolio	A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.
Samir Lakhani	BATS: Series A Portfolio	A combination of market-based CMBS and ABS indices, certain customized indices and certain fund industry peer groups.
Ibrahim Incoglu	BATS: Series A Portfolio	No Benchmarks.
Kristi Manidis Kevin A. Schiatta	BATS: Series V Portfolio	A combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the BATS: Series C Portfolio.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

As of March 31, 2022, the Funds’ most recently completed fiscal year end, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Managers	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Samir Lakhani	BATS: Series A Portfolio	None
Ibrahim Incoglu	BATS: Series A Portfolio	None
Stephan Bassas[1]	BATS: Series C Portfolio	None
Daniel Chen, CFA[2]	BATS: Series C Portfolio	None
Akiva Dickstein	BATS: Series M Portfolio	None
Matthew Kraeger	BATS: Series M Portfolio	None
Michael Heilbronn	BATS: Series C Portfolio BATS: Series M Portfolio BATS: Series S Portfolio	None None None
Scott MacLellan, CFA	BATS: Series P Portfolio BATS: Series S Portfolio	None None

Portfolio Managers	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Walter O’Connor, CFA	BATS: Series E Portfolio	None
Kevin Maloney, CFA[3]	BATS: Series E Portfolio	None
Phillip Soccio, CFA[3]	BATS: Series E Portfolio	None
Ryan McDonald, CFA[4]	BATS: Series E Portfolio	None
Kristi Manidis	BATS: Series V Portfolio	None
Kevin A. Schiatta	BATS: Series V Portfolio	None

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the BATS: Series C Portfolio.

[2]	Information as of January 31, 2023.

[3]	Information as of July 31, 2022.

[4]	Information as of February 28, 2023.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Funds. It should also be noted that Messrs. Bassas, Chen, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bassas, Chen, Dickstein, Incoglu, Kraeger, Lakhani and MacLellan may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Shareholders should retain this Supplement for future reference.

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